S000069532 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	15.31%
S&P 500 Sustainability Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.98%	16.12%
iShares ESG Select Screened S&P 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.86%	16.00%
Performance Inception Date			Sep. 22, 2020
iShares ESG Select Screened S&P 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.53%	15.66%
iShares ESG Select Screened S&P 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.52%	12.74%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.